Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   December 31, 2009


Check here if Amendment [X];
         This Amendment (Check only one.):
                        [X]  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     May 19, 2010
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 75
                                        -------------

Form 13F Information Table Value Total:	298,301
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}





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 FORM 13F INFORMATION TABLE

                        	                            		INVEST- OTHER   VOTING
NAME OF         	TITLE   	CUSIP    	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          	CLASS           		(X$1000)       	CRETION GERS    SOLE


AFLAC INC		COM		001055102	4865	105193	SOLE	NA	105193
ALBEMARLE CORP		COM		012653101	4025	110677	SOLE	NA	110677
APACHE CORP		COM		037411105	280	2715	SOLE	NA	2715
APTARGROUP INC		COM		038336103	3976	111238	SOLE	NA	111238
ARCH DAN MID 		COM		039483102	6780	216540	SOLE	NA	216540
AUTO DATA PROC		COM		053015103	5985	139765	SOLE	NA	139765
BP PLC-SPONS ADR	S ADR		055622104	938	16187	SOLE	NA	16187
BADGER METER INC 	COM		056525108	1482	37230	SOLE	NA	37230
BANK OF AMERICA		COM		060505104	196	13018	SOLE	NA	13018
BECTON DICKINSON 	COM		075887109	3297	41810	SOLE	NA	41810
CATERPILLAR INC		COM		149123101	3864	67806	SOLE	NA	67806
CENTURY TEL INC		COM		156700106	675	18635	SOLE	NA	18635
CHEVRON CORP		COM		166764100	211	2738	SOLE	NA	2738
COLGATE PALMOLI		COM		194162103	537	6537	SOLE	NA	6537
EATON VANCE COR		COM NOT VTG	278265103	5420	178235	SOLE	NA	178235
ECOLAB INC		COM		278865100	4248	95280	SOLE	NA	95280
EMERSON ELECTRI		COM		291011104	1068	25061	SOLE	NA	25061
ENTERPRISE GP HO	UNIT LP INT	293716106	3592	92180	SOLE	NA	92180
ENTERPRISE PROD		COM		293792107	13872	441630	SOLE	NA	441630
GENERAL DYNAMIC		COM		369550108	468	6865	SOLE	NA	6865
GENERAL ELECTRIC	COM		369604103	534	35275	SOLE	NA	35275
HOLLY ENERGY		COM UT LTD PTN	435763107	291	7300	SOLE	NA	7300
ILLINOIS TOOL WOR	COM		452308109	3105	64708	SOLE	NA	64708
INTEL CORP		COM		458140100	309	15155	SOLE	NA	15155
INTL BUS MACH CO	COM		459200101	8886	67883	SOLE	NA	67883
ISHARES TR BARC		BARCLYS TIPS BD	464287176	8522	82020	SOLE	NA	82020
JOHNSON & JOHNS		COM		478160104	7629	118452	SOLE	NA	118452
KINDER MORGAN		UT LTD PARTNER	494550106	4558	74745	SOLE	NA	74745
LEGGETT & PLATT		COM		524660107	2697	132200	SOLE	NA	132200
LINEAR TECH		COM		535678106	4292	140465	SOLE	NA	140465
LINN ENERGY LLC		UNIT LTD LIAB	536020100	11137	399457	SOLE	NA	399457
MAGELLAN MID PRT	COM UNIT RP LP	559080106	15312	353371	SOLE	NA	353371
MCDONALD'S CORP		COM		580135101	8612	137932	SOLE	NA	137932
MEDTRONIC INC		COM		585055106	3583	81476	SOLE	NA	81476
MERIDIAN BIO		COM		589584101	2692	124912	SOLE	NA	124912
MICROSOFT CORP		COM		594918104	322	10580	SOLE	NA	10580
NOVO NORDISK A.S.	ADR		670100205	9040	141579	SOLE	NA	141579
NUCOR CORP		COM		670346105	1606	34437	SOLE	NA	34437
OFFICE DEPOT INC	COM		676220106	65	10000	SOLE	NA	10000
PNC FINANCIAL SER	COM		693475105	315	5966	SOLE	NA	5966
PAYCHEX INC		COM		704326107	2965	96785	SOLE	NA	96785
PENN VA RESOURC		COM		707884102	475	22050	SOLE	NA	22050
PEPSICO INC		COM		713448108	5357	88102	SOLE	NA	88102
PLAINS ALL AMER 	UNIT LTD PARTN	726503105	10587	200317	SOLE	NA	200317
PROCTER & GAMBL		COM		742718109	6978	115093	SOLE	NA	115093
PUBLIC SRVC ENTRP	COM		744573106	217	6520	SOLE	NA	6520
SEI INVESTMENTS		COM		784117103	1638	93501	SOLE	NA	93501
TJX COMPANIES INC	COM		872540109	409	11200	SOLE	NA	11200
TELEFLEX INC		COM		879369106	6751	125267	SOLE	NA	125267
TEVA PHARMACEUT		ADR		881624209	7106	126491	SOLE	NA	126491
UNION PACIFIC CO	COM		907818108	213	3332	SOLE	NA	3332
UNITED TECH CORP	COM		913017109	5647	81358	SOLE	NA	81358
WALMART STORES		COM		931142103	5052	94513	SOLE	NA	94513
WALGREEN CO		COM		931422109	4605	125405	SOLE	NA	125405
AT&T INC		COM		00206R102	242	8645	SOLE	NA	8645
CARDINAL HEALTH		COM		14149Y108	368	11400	SOLE	NA	11400
CISCO SYSTEMS		COM		17275R102	430	17958	SOLE	NA	17958
CONOCOPHILLIPS		COM		20825C104	203	3967	SOLE	NA	3967
DNP SLCT INC FUND	COM		23325P104	157	17500	SOLE	NA	17500
ENBRIDGE ENERGY		COM		29250R106	11241	209361	SOLE	NA	209361
ENERGY TRANSFER 	UNIT LTD PARTN	29273R109	8412	187060	SOLE	NA	187060
ENERGY TRANSFER 	COM UT LTD PTN	29273V100	4982	162910	SOLE	NA	162910
EXXON MOBIL CORP	COM		30231G102	1950	28597	SOLE	NA	28597
J HANCOCK T/A DVD 	COM		41013V100	134	10350	SOLE	NA	10350
JPMORGAN CHASE		COM		46625H100	569	13648	SOLE	NA	13648
NATURAL RESOURC		COM UNIT L P	63900P103	12377	510588	SOLE	NA	510588
NUSTAR ENERGY LP	UNIT COM	67058H102	6529	116408	SOLE	NA	116408
NUSTAR GP		UNIT RESTG LLM	67059L102	476	17695	SOLE	NA	17695
ONEOK PARTNERS		UNIT LTD PARTN	68268N103	1721	27620	SOLE	NA	27620
PIMCO CORP INCOM	COM		72200U100	172	12400	SOLE	NA	12400
PIMCO MUNI INCOM	COM		72200w106	196	18650	SOLE	NA	18650
PRAXAIR INC		COM		74005P104	6383	79482	SOLE	NA	79482
SUNOCO LOGISTICS	COM UNITS	86764L108	16209	242325	SOLE	NA	242325
VERIZON COMMUNIC	COM		92343V104	218	6590	SOLE	NA	6590
WILLIAMS PARTNER	COM UNIT LP IN	96950F104	8048	262395	SOLE	NA	262395




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